UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3800 Embassy Parkway, Suite 310

Akron, Ohio 44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3800 Embassy Parkway, Suite 310

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

OAK
ASSOCIATES FUNDS

SEMI-ANNUAL REPORT

April 30, 2024

White Oak Select Growth Fund	WOGSX
Pin Oak Equity Fund	POGSX
Rock Oak Core Growth Fund	RCKSX
River Oak Discovery Fund	RIVSX
Red Oak Technology Select Fund	ROGSX
Black Oak Emerging Technology Fund	BOGSX
Live Oak Health Sciences Fund	LOGSX

OAK ASSOCIATES FUNDS Grow Stronger Together.

At Oak, we believe the sustainable long-term growth for investors is best achieved through a concentrated focus on companies and sectors. Our high-conviction stock selection process centers on identifying multiple drivers of growth and engaging in fundamental research to uncover the right businesses within the right sectors. We then take meaningful positions - targeting unrealized value and seeking long-term capital appreciation independent of typical index results.

Dual-Concentrated Investment Approach

Long-term fundamental and multi-cycle analysis to uncover the highest conviction sectors and holdings fueled by multiple drivers of growth.

SECTOR GROWTH DRIVERS

▼	Overall Macro Trends

▼	Relative Valuations

▼	Competitive Durability

▼	Earnings Sustainability

▼	Sub-sector Thematics

▼	Rates and Yields

COMPANY GROWTH DRIVERS

Quantitative Screens	▲

Management Strength & Track Report	▲

MOAT+ Competitive Advantage	▲

Business Sustainability & Pricing Power	▲

Market Position & Leadership	▲

Long-term Earnings Growth	▲

Our Top-Down approach identifies Favorable Sectors in which to invest, while our Bottom-Up approach finds Attractive Stocks within those Favorable Sectors.

Performance Update

White Oak Select Growth Fund	1

Pin Oak Equity Fund	2

Rock Oak Core Growth Fund	3

River Oak Discovery Fund	4

Red Oak Technology Select Fund	5

Black Oak Emerging Technology Fund	6

Live Oak Health Sciences Fund	7

Important Disclosures	8

Disclosure of Fund Expenses	11

Financial Statements

Schedules of Investments	13

Statements of Assets & Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	44

Notes to Financial Statements	48

Board Considerations in Approving the Renewal of the Advisory Agreement	60

Shareholder Meeting Results	65

White Oak Select Growth Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	WOGSX
Share Price	$139.20
Total Net Assets	$396.1M
Portfolio Turnover	0%

Sector Allocation^
Technology	24.7%
Health Care	20.9%
Communications	20.7%
Financials	17.0%
Consumer Discretionary	14.7%
Cash & Other Assets	2.0%
Top 10 Holdings^
1	Amazon.com, Inc.	9.5%
2	Alphabet, Inc. – Class C	8.3%
3	KLA Corp.	7.8%
4	JPMorgan Chase & Co.	6.7%
5	Alphabet, Inc. – Class A	6.2%
6	Meta Platforms, Inc.	6.2%
7	Charles Schwab Corp. (The)	5.9%
8	Cisco Systems, Inc.	5.8%
9	Amgen, Inc.	5.7%
10	Lowe’s Companies, Inc.	5.2%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
White Oak Select Growth Fund	32.90%	4.66%	10.23%	11.80%
S&P 500® Total Return Index[1]	22.66%	8.06%	13.19%	12.41%
Morningstar Large Blend Category Average[2]	20.31%	6.48%	11.78%	10.96%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 0.93%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 0.92%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.

[2]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	1

Pin Oak Equity Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$81.46
Total Net Assets	$130.8M
Portfolio Turnover	0%

Sector Allocation^
Technology	28.5%
Health Care	19.0%
Communications	16.9%
Financials	14.8%
Consumer Discretionary	13.1%
Industrials	3.0%
Energy	1.4%
Cash & Other Assets	3.3%
Top 10 Holdings^
1	Amazon com, Inc.	9.1%
2	KLA Corp.	7.4%
3	Alphabet, Inc. – Class C	7.4%
4	McKesson Corp.	7.1%
5	Visa, Inc. – Class A	6.4%
6	Meta Platforms, Inc.	6.1%
7	Amdocs Ltd.	5.2%
8	Charles Schwab Corp. (The)	5.2%
9	Assurant, Inc.	5.2%
10	Bank of New York Mellon Corp. (The)	4.4%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Pin Oak Equity Fund	32.53%	2.81%	8.36%	9.80%
Morningstar US Market Index[1]	22.84%	6.59%	12.57%	11.95%
Morningstar Large Blend Category Average[1]	20.31%	6.48%	11.78%	10.96%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 0.98%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 0.96%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

2	Semi-Annual Report | April, 30 2024

Rock Oak Core Growth Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$17.48
Total Net Assets	$11.4M
Portfolio Turnover	3%

Sector Allocation^
Technology	24.9%
Industrials	24.5%
Health Care	16.7%
Materials	9.1%
Energy	8.7%
Financials	8.1%
Consumer Discretionary	6.3%
Cash & Other Assets	1.7%
Top 10 Holdings^
1	Carlisle Companies, Inc.	6.2%
2	Hartford Financial Services Group, Inc. (The)	5.3%
3	Republic Services, Inc.	5.3%
4	NetApp, Inc.	5.2%
5	TransDigm Group, Inc.	4.9%
6	Cardinal Health, Inc.	4.7%
7	Nordson Corp.	4.2%
8	F5, Inc.	4.1%
9	Seagate Technology PLC	4.0%
10	Exelixis, Inc.	3.7%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Rock Oak Core Growth Fund	21.16%	-0.59%	4.99%	7.02%
Morningstar US Mid Cap Index[1]	16.81%	3.23%	9.82%	10.09%
Morningstar Mid Blend Category Average[1]	16.38%	2.90%	8.79%	8.50%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 1.60%/1.25%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 1.53%/1.25%

The Adviser has contractually agreed for a period of one year from February 28, 2024, the date of the Fund’s Prospectus, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	3

River Oak Discovery Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$16.30
Total Net Assets	$22.1M
Portfolio Turnover	7%

Sector Allocation^
Industrials	33.6%
Technology	31.3%
Health Care	14.1%
Financials	10.9%
Consumer Staples	5.2%
Consumer Discretionary	3.2%
Cash & Other Assets	1.7%
Top 10 Holdings^
1	Kadant, Inc.	5.4%
2	Barrett Business Services, Inc.	5.2%
3	Applied Industrial Technologies, Inc.	5.0%
4	Kulicke & Soffa Industries, Inc.	4.8%
5	Cirrus Logic, Inc.	4.7%
6	Prestige Consumer Healthcare, Inc.	4.4%
7	Advanced Energy Industries, Inc.	4.4%
8	Kforce, Inc.	4.1%
9	Ensign Group, Inc. (The)	4.1%
10	Diodes, Inc.	3.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
River Oak Discovery Fund	4.96%	-1.61%	9.99%	7.30%
Morningstar US Small Cap Index[1]	14.84%	-0.96%	6.70%	7.49%
Morningstar Small Blend Category Average[1]	13.98%	0.25%	7.17%	7.28%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 1.16%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 1.19%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

4	Semi-Annual Report | April, 30 2024

Red Oak Technology Select Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$42.92
Total Net Assets	$611.7M
Portfolio Turnover	0%

Sector Allocation^
Technology	71.1%
Communications	15.3%
Consumer Discretionary	10.3%
Industrials	2.5%
Cash & Other Assets	0.8%
Top 10 Holdings^
1	Alphabet, Inc. – Class C	8.2%
2	Amazon.com, Inc.	7.5%
3	KLA Corp.	6.8%
4	Microsoft Corp.	6.3%
5	Synopsys, Inc.	5.7%
6	Meta Platforms, Inc.	5.1%
7	Oracle Corp.	4.9%
8	NXP Semiconductors NV	4.8%
9	Cisco Systems, Inc.	4.4%
10	NVIDIA Corp.	4.2%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Red Oak Technology Select Fund	40.58%	7.96%	13.57%	15.98%
S&P 500 Equal Weight Information Technology Index[1]	27.76%	7.23%	14.38%	17.13%
Morningstar Technology Sector Category Average[2]	30.75%	-0.04%	12.49%	15.78%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 0.94%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 0.91%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	5

Black Oak Emerging Technology Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$7.11
Total Net Assets	$55.6M
Portfolio Turnover	6%

Sector Allocation^
Technology	80.5%
Industrials	11.4%
Consumer Discretionary	3.2%
Health Care	2.8%
Cash & Other Assets	2.1%
Top 10 Holdings^
1	KLA Corp.	5.8%
2	Lam Research Corp.	4.8%
3	NVIDIA Corp.	4.7%
4	Applied Industrial Technologies, Inc.	4.6%
5	Salesforce.com, Inc.	3.9%
6	QUALCOMM, Inc.	3.8%
7	Kulicke & Soffa Industries, Inc.	3.7%
8	Nordson Corp.	3.7%
9	Science Applications International Corp.	3.7%
10	Advanced Micro Devices, Inc.	3.5%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Black Oak Emerging Technology Fund	12.10%	-0.29%	12.07%	12.07%
S&P 500 Equal Weight Information Technology Index[1]	27.76%	7.23%	14.38%	17.13%
Morningstar Technology Sector Category Average[2]	30.75%	-0.04%	12.49%	15.78%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 1.07%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 1.06%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. 2 Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

6	Semi-Annual Report | April, 30 2024

Live Oak Health Sciences Fund	Performance Update
All data below is as of April 30, 2024 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$20.48
Total Net Assets	$50.9M
Portfolio Turnover	8%

Sector Allocation^
Health Care	99.4%
Cash & Other Assets	0.6%
Top 10 Holdings^
1	Regeneron Pharmaceuticals, Inc.	5.6%
2	McKesson Corp.	5.5%
3	Cencora, Inc.	5.3%
4	Amgen, Inc.	4.8%
5	Cigna Corp.	4.4%
6	Elevance Health, Inc.	4.1%
7	Exelixis, Inc.	3.9%
8	Thermo Fisher Scientific, Inc.	3.8%
9	Cardinal Health, Inc.	3.7%
10	Intuitive Surgical, Inc.	3.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return
Live Oak Health Sciences Fund	4.07%	3.71%	8.70%	7.57%
S&P 500® Health Care Index[1]	6.90%	6.73%	11.48%	11.14%
Morningstar Health Sector Category Average[2]	1.63%	-3.64%	6.68%	8.71%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2024): 1.02%

Gross/Net Expense Ratio (as of the six months ended April 30, 2024): 1.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data.

[2]	Morningstar, Inc. is the source and owner of the Morningstar Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	7

Important Disclosures

All data below is as of April 30, 2024 (Unaudited)

Mutual fund investing involves risk, including the possible loss of principal. The value of a Fund’s investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. Because a Fund may invest a significant portion of its assets in particular industry sectors which it believes hold the most potential for favorable returns, poor performance or adverse economic events affecting one or more of these over-weighted sectors could have a greater impact on a Fund than it would on another mutual fund with a broader range of investments.

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Oak Associates Funds (the “Funds”) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Funds or any member of the public regarding the advisability of investing in equity securities generally or in the Funds in particular or the ability of the Funds to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. You cannot invest directly in an index.

Morningstar Health Care Category – Health portfolios focus on the medical and health-care industries. Most invest in a range of companies, buying everything from pharmaceutical and medical-device makers to HMOs, hospitals, and nursing homes. A few portfolios concentrate on just one industry segment, such as service providers or biotechnology firms.

Morningstar Large Blend Category – Large-blend portfolios are fairly representative of the overall US stock market in size, growth rates, and price. Stocks in the top 70% of the capitalization of the US equity market are defined as large-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of US industries, and owing to their broad exposure, the portfolios’ returns are often similar to those of the S&P 500 Index.

Morningstar Mid Blend Category – The typical mid-cap blend portfolio invests in US stocks of various sizes and styles, giving it a middle-of-the-road profile. Most shy away from high-priced growth stocks, but aren’t so price-conscious that they land in value territory. The US mid-cap range for market capitalization typically falls between $1billion-$8 billion and represents 20% of the total capitalization of the US equity market. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Small Blend Category – Small-blend portfolios favor US firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the US equity market are defined as small-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

8	Semi-Annual Report | April 30, 2024

Important Disclosures

All data below is as of April 30, 2024 (Unaudited)

Morningstar Technology Category – Technology portfolios buy high-tech businesses in the US or outside of the US Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

Morningstar US Market Index – Measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Mid Cap Index – Tracks the performance of US mid-cap stocks that fall between 70th and 90th percentile in market capitalization of the investable universe. In aggregate the Mid-Cap Index represents 20 percent of the investable universe.

Morningstar US Small Cap Index – Measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small-Cap Index represents 7 percent of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Standard & Poor’s – is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500® Index – The S&P 500® Index is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad US equity performance.

S&P 500® Equal Weight Information Technology Index – The S&P 500® Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index.

S&P 500® Health Care Index – The S&P 500® Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500® Total Return Index – The S&P 500® Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad US equity performance.

1-888-462-5386 | www.oakfunds.com	9

Important Disclosures
All data below is as of April 30, 2024 (Unaudited)

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The P/E is the ratio for valuing a company that measures its current share price relative to its per share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

10	Semi-Annual Report | April 30, 2024

Disclosure of Fund Expenses
As of April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

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Disclosure of Fund Expenses
As of April 30, 2024 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses
	November 1,	April 30,	Expense	Paid During
	2023	2024	Ratio	Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,238.60	0.92%	$5.18
Hypothetical 5% Return	$1,000.00	$1,020.57	0.92%	$4.68
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,223.40	0.96%	$5.32
Hypothetical 5% Return	$1,000.00	$1,020.07	0.96%	$4.84
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,192.70	1.25%	$6.82
Hypothetical 5% Return	$1,000.00	$1,018.65	1.25%	$6.27
River Oak Discovery Fund
Actual Return	$1,000.00	$1,105.10	1.19%	$6.22
Hypothetical 5% Return	$1,000.00	$1,018.96	1.19%	$5.96
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,270.10	0.91%	$5.16
Hypothetical 5% Return	$1,000.00	$1,020.32	0.91%	$4.59
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,207.20	1.06%	$5.82
Hypothetical 5% Return	$1,000.00	$1,019.59	1.06%	$5.32
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,087.50	1.03%	$5.34
Hypothetical 5% Return	$1,000.00	$1,019.75	1.03%	$5.17

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

12	Semi-Annual Report | April 30, 2024

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 98.01%
COMMUNICATIONS — 20.72%
Internet Media & Services — 20.72%
Alphabet, Inc. - Class A(a)	152,000	$24,742,560
Alphabet, Inc. - Class C(a)	199,418	32,832,179
Meta Platforms, Inc. - Class A	56,975	24,508,936
		82,083,675
CONSUMER DISCRETIONARY — 14.72%
E-Commerce Discretionary — 9.54%
Amazon com, Inc.(a)	215,913	37,784,775

Retail - Discretionary — 5.18%
Lowe’s Companies, Inc.	90,000	20,519,100

FINANCIALS — 16.94%
Asset Management — 5.87%
Charles Schwab Corp. (The)	314,100	23,227,695

Banking — 6.73%
JPMorgan Chase & Co.	139,065	26,664,323

Institutional Financial Services — 0.64%
State Street Corp.	35,000	2,537,150

Insurance — 3.70%
Chubb Ltd.	58,937	14,654,096

HEALTH CARE — 20.93%
Biotech & Pharma — 10.48%
Amgen, Inc.	82,460	22,589,092
Novartis AG - ADR	114,060	11,078,648
Pfizer, Inc.	275,700	7,063,434
Sandoz Group AG(a)(b)	22,812	772,871
		41,504,045
Health Care Facilities & Services — 5.40%
Cigna Corp.	32,952	11,765,182
Laboratory Corporation of America Holdings	47,770	9,619,445
		21,384,627

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White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Medical Equipment & Devices — 5.05%
Alcon, Inc.(b)	138,000	$10,706,040
Zimmer Biomet Holdings, Inc.(b)	77,390	9,308,469
		20,014,509
TECHNOLOGY — 24.70%
Semiconductors — 17.23%
KLA Corp.	44,835	30,904,317
NXP Semiconductors NV	66,513	17,039,966
QUALCOMM, Inc.	122,300	20,283,455
		68,227,738
Technology Hardware — 5.81%
Cisco Systems, Inc.	490,000	23,020,200

Technology Services — 1.66%
Cognizant Technology Solutions Corp.- Class A	100,000	6,568,000

TOTAL COMMON STOCKS
(Cost $156,292,333)		388,189,933

14	Semi-Annual Report | April 30, 2024

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 5.07%
REPURCHASE AGREEMENTS — 1.97%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $8,388,469 and a collateral value of $7,963,686	7,807,522	$7,807,522

COLLATERAL FOR SECURITIES LOANED — 3.10%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	12,278,464	12,278,464

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,085,986)		20,085,986

TOTAL INVESTMENTS — 103.08%
(Cost $176,378,319)		408,275,919

Liabilities in Excess of Other Assets — (3.08)%		(12,214,276)

NET ASSETS — 100.00%		$396,061,643

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,844,791.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

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Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 96.66%
COMMUNICATIONS — 16.89%
Internet Media & Services — 16.89%
Alphabet, Inc. - Class A(a)	27,500	$4,476,450
Alphabet, Inc. - Class C(a)	58,401	9,615,140
Meta Platforms, Inc. - Class A	18,569	7,987,827
		22,079,417
CONSUMER DISCRETIONARY — 13.08%
E-Commerce Discretionary — 13.08%
Amazon com, Inc.(a)	68,280	11,949,000
eBay, Inc.	100,000	5,154,000
		17,103,000
ENERGY — 1.36%
Oil & Gas Producers — 1.36%
Coterra Energy, Inc.	65,000	1,778,400

FINANCIALS — 14.77%
Asset Management — 5.23%
Charles Schwab Corp.(The)	92,500	6,840,375

Institutional Financial Services — 4.35%
Bank of New York Mellon Corp. (The)	100,745	5,691,085

Insurance — 5.19%
Assurant, Inc.	38,900	6,784,160

HEALTH CARE — 19.02%
Biotech & Pharma — 10.28%
Amgen, Inc.	18,500	5,067,890
Gilead Sciences, Inc.	48,145	3,139,054
Regeneron Pharmaceuticals, Inc.(a)	5,881	5,237,972
		13,444,916

16	Semi-Annual Report | April 30, 2024

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Health Care Facilities & Services — 8.74%
McKesson Corp.	17,400	$9,347,454
Quest Diagnostics, Inc.	15,000	2,072,700
		11,420,154
INDUSTRIALS — 3.03%
Electrical Equipment — 3.03%
Amphenol Corp. - Class A	32,860	3,968,502

TECHNOLOGY — 28.51%
Semiconductors — 10.33%
Diodes, Inc.(a)	17,411	1,271,177
KLA Corp.	13,998	9,648,682
Microchip Technology, Inc.	28,089	2,583,626
		13,503,485
Software — 2.34%
Akamai Technologies, Inc.(a)(b)	30,324	3,060,601

Technology Services — 15.84%
Amdocs Ltd.	81,587	6,852,492
Paychex, Inc.	34,649	4,116,648
PayPal Holdings, Inc.(a)	19,996	1,358,128
Visa, Inc. - Class A(b)	31,220	8,386,004
		20,713,272
TOTAL COMMON STOCKS
(Cost $55,503,576)		126,387,367

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Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 9.96%
REPURCHASE AGREEMENTS — 3.35%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $4,712,242 and a collateral value of $4,473,619	4,385,894	$4,385,894

COLLATERAL FOR SECURITIES LOANED — 6.61%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	8,638,885	8,638,885

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,024,779)		13,024,779

TOTAL INVESTMENTS — 106.62%
(Cost $68,528,355)		139,412,146

Liabilities in Excess of Other Assets — (6.62)%		(8,651,873)

NET ASSETS — 100.00%		$130,760,273

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,362,285.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report | April 30, 2024

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 98.27%
CONSUMER DISCRETIONARY — 6.32%
Leisure Products — 3.04%
Thor Industries, Inc.(a)	3,490	$346,976

Wholesale - Discretionary — 3.28%
Pool Corp.(a)	1,030	373,406

ENERGY — 8.66%
Oil & Gas Producers — 6.49%
Coterra Energy, Inc.	11,541	315,762
Murphy USA, Inc.	1,024	423,752
		739,514
Renewable Energy — 2.17%
Enphase Energy, Inc.(a)(b)	2,270	246,885

FINANCIALS — 8.10%
Insurance — 8.10%
Assurant, Inc.	1,830	319,152
Hartford Financial Services Group, Inc. (The)	6,225	603,140
		922,292
HEALTH CARE — 16.73%
Biotech & Pharma — 8.32%
Exelixis, Inc.(b)	18,149	425,775
Jazz Pharmaceuticals PLC(b)	2,825	312,869
Viatris, Inc.	18,120	209,648
		948,292
Health Care Facilities & Services — 8.41%
Cardinal Health, Inc.	5,250	540,960
Quest Diagnostics, Inc.	3,015	416,613
		957,573
INDUSTRIALS — 24.45%
Aerospace & Defense — 4.93%
TransDigm Group, Inc.(a)	450	561,613

Commercial Support Services — 5.27%
Republic Services, Inc.	3,130	600,021

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Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Industrial Support Services — 3.11%
Applied Industrial Technologies, Inc.(a)	1,936	$354,772

Machinery — 11.14%
Curtiss-Wright Corp.	1,620	410,540
ESAB Corp.	3,618	383,074
Nordson Corp.	1,839	474,812
		1,268,426
MATERIALS — 9.07%
Chemicals — 2.88%
CF Industries Holdings, Inc.	4,159	328,436

Construction Materials — 6.19%
Carlisle Companies, Inc.	1,815	704,674

TECHNOLOGY — 24.94%
Software — 2.53%
Veeva Systems, Inc. - Class A(b)	900	178,704
Zscaler, Inc.(b)	632	109,298
		288,002
Technology Hardware — 13.26%
F5, Inc.(b)	2,820	466,174
NetApp, Inc.	5,805	593,329
Seagate Technology PLC	5,250	451,028
		1,510,531
Technology Services — 9.15%
Amdocs Ltd.	3,602	302,532
Cognizant Technology Solutions Corp. - Class A	5,507	361,699
Parsons Corp.(a)(b)	1,731	135,901
Science Applications International Corp.(a)	1,880	241,956
		1,042,088
TOTAL COMMON STOCKS
(Cost $7,462,901)		11,193,501

20	Semi-Annual Report | April 30, 2024

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 22.12%
REPURCHASE AGREEMENTS — 1.74%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $213,525 and a collateral value of $202,713	198,738	$198,738

COLLATERAL FOR SECURITIES LOANED — 20.38%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	2,321,299	2,321,299

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,520,037)		2,520,037

TOTAL INVESTMENTS — 120.39%
(Cost $9,982,938)		13,713,538

Liabilities in Excess of Other Assets — (20.39)%		(2,322,791)

NET ASSETS — 100.00%		$11,390,747

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,229,926.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

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River Oak Discovery Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 98.31%
CONSUMER DISCRETIONARY — 3.22%
Retail - Discretionary — 3.22%
Asbury Automotive Group, Inc.(a)(b)	3,380	$710,611

CONSUMER STAPLES — 5.24%
Household Products — 5.24%
Edgewell Personal Care Co.(b)	17,322	651,654
Energizer Holdings, Inc.(b)	17,603	505,558
		1,157,212
FINANCIALS — 10.93%
Asset Management — 5.39%
AllianceBernstein Holding LP	21,518	720,638
Artisan Partners Asset Management, Inc. - Class A(b)	11,425	467,625
		1,188,263
Insurance — 5.54%
CNO Financial Group, Inc.	19,434	511,697
Selective Insurance Group, Inc.	7,000	711,550
		1,223,247
HEALTH CARE — 14.12%
Biotech & Pharma — 6.44%
Ironwood Pharmaceuticals, Inc.(a)	57,917	448,857
Prestige Consumer Healthcare, Inc.(a)	13,557	972,850
		1,421,707
Health Care Facilities & Services — 6.24%
Ensign Group, Inc. (The)(b)	7,572	896,222
Progyny, Inc.(a)(b)	15,006	481,092
		1,377,314
Medical Equipment & Devices — 1.44%
Inmode Ltd(a)	18,486	317,775

INDUSTRIALS — 33.54%
Commercial Support Services — 15.91%
Barrett Business Services, Inc.	9,477	1,151,456
Kforce, Inc.(b)	14,641	904,228
Korn Ferry	11,359	689,719
V2X, Inc.(a)	15,768	766,009
		3,511,412

22	Semi-Annual Report | April 30, 2024

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Electrical Equipment — 4.38%
Advanced Energy Industries, Inc.	10,072	$965,300

Industrial Support Services — 4.98%
Applied Industrial Technologies, Inc.(b)	6,000	1,099,500

Machinery — 8.27%
ESAB Corp.	5,971	632,210
Kadant, Inc.(b)	4,352	1,191,534
		1,823,744
TECHNOLOGY — 31.26%
Semiconductors — 23.90%
Ambarella, Inc.(a)	8,849	406,788
Cirrus Logic, Inc.(a)	11,637	1,030,689
Cohu, Inc.(a)	23,005	697,512
Diodes, Inc.(a)	10,822	790,114
Kulicke & Soffa Industries, Inc.(b)	22,922	1,060,830
Silicon Motion Technology Corp. - ADR	9,000	664,290
Tower Semiconductor Ltd.(a)(b)	18,941	622,591
		5,272,814
Software — 3.20%
Clear Secure, Inc.	20,198	352,859
Verint Systems, Inc.(a)	11,703	354,367
		707,226
Technology Services — 4.16%
ICF International, Inc.	1,672	241,253
Perficient, Inc.(a)	14,311	676,338
		917,591
TOTAL COMMON STOCKS
(Cost $16,922,910)		21,693,716

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River Oak Discovery Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 25.72%
REPURCHASE AGREEMENTS — 1.86%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $440,975 and a collateral value of $418,645	410,435	$410,435

COLLATERAL FOR SECURITIES LOANED — 23.86%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	5,265,247	5,265,247

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,675,682)		5,675,682

TOTAL INVESTMENTS — 124.03%
(Cost $22,598,592)		27,369,398

Liabilities in Excess of Other Assets — (24.03)%		(5,303,139)

NET ASSETS — 100.00%		$22,066,259

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,035,338.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report | April 30, 2024

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 99.18%
COMMUNICATIONS — 15.35%
Internet Media & Services — 15.35%
Alphabet, Inc. - Class A(a)	75,000	$12,208,500
Alphabet, Inc. - Class C(a)	304,720	50,169,101
Meta Platforms, Inc. - Class A	73,225	31,499,198
		93,876,799
CONSUMER DISCRETIONARY — 10.25%
E-Commerce Discretionary — 10.25%
Amazon com, Inc.(a)	263,000	46,025,000
eBay, Inc.	324,030	16,700,506
		62,725,506
INDUSTRIALS — 2.51%
Aerospace & Defense — 1.32%
Lockheed Martin Corp.	17,399	8,089,317

Electrical Equipment — 1.19%
Amphenol Corp. - Class A	60,000	7,246,200

TECHNOLOGY — 71.07%
Semiconductors — 30.16%
Advanced Micro Devices, Inc.(a)	90,000	14,254,200
Broadcom, Inc.	17,784	23,124,002
Intel Corp.	147,615	4,497,829
KLA Corp.	60,609	41,777,178
Microchip Technology, Inc.	95,000	8,738,100
NVIDIA Corp.	30,000	25,920,600
NXP Semiconductors NV	113,550	29,090,374
Qorvo, Inc.(a)	100,000	11,684,000
QUALCOMM, Inc.	153,200	25,408,220
		184,494,503

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Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Software — 20.29%
Akamai Technologies, Inc.(a)	116,780	$11,786,605
Check Point Software Technologies Ltd.(a)	58,700	8,770,954
Microsoft Corp.	99,403	38,700,570
Oracle Corp.	262,554	29,865,518
Synopsys, Inc.(a)	65,970	35,003,022
		124,126,669
Technology Hardware — 10.58%
Apple, Inc.	106,078	18,068,266
Cisco Systems, Inc.	576,180	27,068,936
NetApp, Inc.	191,334	19,556,248
		64,693,450
Technology Services — 10.04%
Accenture PLC - Class A	50,118	15,081,007
Global Payments, Inc.	93,157	11,436,885
MasterCard, Inc. - Class A	29,642	13,374,471
Visa, Inc. - Class A(b)	80,000	21,488,800
		61,381,163
TOTAL COMMON STOCKS
(Cost $188,766,081)		606,633,607

26	Semi-Annual Report | April 30, 2024

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 4.40%
REPURCHASE AGREEMENTS — 0.88%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $5,759,271 and a collateral value of $5,467,628	5,360,411	$5,360,411

COLLATERAL FOR SECURITIES LOANED — 3.52%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	21,561,750	21,561,750

TOTAL SHORT-TERM INVESTMENTS
(Cost $26,922,161)		26,922,161

TOTAL INVESTMENTS — 103.58%
(Cost $215,688,242)		633,555,768

Liabilities in Excess of Other Assets — (3.58)%		(21,874,004)

NET ASSETS — 100.00%		$611,681,764

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $20,870,997.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	27

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 97.89%
CONSUMER DISCRETIONARY — 3.15%
E-Commerce Discretionary — 3.15%
MercadoLibre, Inc.(a)(b)	1,200	$1,750,440

HEALTH CARE — 2.84%
Medical Equipment & Devices — 2.84%
Intuitive Surgical, Inc.(a)	4,259	1,578,471

INDUSTRIALS — 11.36%
Electrical Equipment — 3.03%
Advanced Energy Industries, Inc.	17,560	1,682,950

Industrial Support Services — 4.61%
Applied Industrial Technologies, Inc.	14,000	2,565,500

Machinery — 3.72%
Nordson Corp.	8,000	2,065,520

TECHNOLOGY — 80.54%
Information Technology — 2.49%
Paylocity Holdings Corp.(a)(b)	8,930	1,385,579

Semiconductors — 39.14%
Advanced Micro Devices, Inc.(a)	12,304	1,948,707
Cirrus Logic, Inc.(a)	21,731	1,924,715
Cohu, Inc.(a)	59,077	1,791,215
Diodes, Inc.(a)(b)	25,770	1,881,468
KLA Corp.	4,670	3,218,984
Kulicke & Soffa Industries, Inc.(b)	44,645	2,066,170
Lam Research Corp.	2,970	2,656,398
NVIDIA Corp.	3,016	2,605,884
QUALCOMM, Inc.	12,776	2,118,900
Silicon Motion Technology Corp. - ADR	20,940	1,545,581
		21,758,022

28	Semi-Annual Report | April 30, 2024

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Software — 17.52%
Clear Secure, Inc.(b)	44,795	$782,569
Concentrix Corp.(b)	13,134	718,036
Crowdstrike Holdings, Inc. - Class A(a)(b)	5,576	1,631,203
Fortinet, Inc.(a)	25,980	1,641,416
Salesforce com, Inc.	7,994	2,149,906
Veeva Systems, Inc. - Class A(a)	6,396	1,269,990
Zscaler, Inc.(a)	8,936	1,545,392
		9,738,512
Technology Hardware — 3.31%
F5, Inc.(a)	11,141	1,841,719

Technology Services — 18.08%
Amdocs Ltd.	20,298	1,704,829
Cognizant Technology Solutions Corp. - Class A	9,600	630,528
CSG Systems International, Inc.(b)	10,000	472,400
ICF International, Inc.	5,000	721,450
Jack Henry & Associates, Inc.	6,981	1,135,739
Parsons Corp.(a)(b)	17,211	1,351,235
PayPal Holdings, Inc.(a)	15,720	1,067,702
Perficient, Inc.(a)	19,395	916,608
Science Applications International Corp.	15,921	2,049,033
		10,049,524
TOTAL COMMON STOCKS
(Cost $30,607,836)		54,416,237

1-888-462-5386 | www.oakfunds.com	29

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 19.52%
REPURCHASE AGREEMENTS — 2.14%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $1,278,069 and a collateral value of $1,213,349	1,189,556	$1,189,556

COLLATERAL FOR SECURITIES LOANED — 17.38%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	9,659,425	9,659,425

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,848,981)		10,848,981

TOTAL INVESTMENTS — 117.41%
(Cost $41,456,817)		65,265,218

Liabilities in Excess of Other Assets — (17.41)%		(9,678,197)

NET ASSETS — 100.00%		$55,587,021

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $9,294,529.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Report | April 30, 2024

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS — 99.37%
HEALTH CARE — 99.37%
Biotech — 26.21%
Amgen, Inc.(a)	8,889	$2,435,053
Biogen, Inc.(b)	5,006	1,075,389
Exelixis, Inc.(b)	84,000	1,970,640
Gilead Sciences, Inc.	13,718	894,414
Incyte Corp.(b)	15,890	827,075
Regeneron Pharmaceuticals, Inc.(a)(b)	3,190	2,841,205
United Therapeutics Corp.(b)	7,465	1,749,273
Vertex Pharmaceuticals, Inc.(b)	3,925	1,541,779
		13,334,828
Health Care Facilities — 2.29%
Ensign Group, Inc. (The)	9,852	1,166,083

Health Care Services — 4.90%
Laboratory Corporation of America Holdings	6,529	1,314,745
Progyny, Inc.(a) (b)	36,761	1,178,558
		2,493,303
Health Care Supply Chain — 18.83%
Cardinal Health, Inc.	18,150	1,870,176
Cencora, Inc.(a)	11,188	2,674,491
Cigna Corp.(a)	6,199	2,213,291
McKesson Corp.(a)	5,248	2,819,278
		9,577,236
Large Pharmaceuticals — 9.24%
Johnson & Johnson	8,463	1,223,665
Merck & Co., Inc.	13,962	1,804,170
Novartis AG - ADR	17,194	1,670,053
		4,697,888

1-888-462-5386 | www.oakfunds.com	31

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2024 (Unaudited)

		Fair
	Shares	Value
Life Science & Diagnostics — 11.64%
Bio-Rad Laboratories, Inc. - Class A(b)	3,355	$905,011
Danaher Corp.	6,364	1,569,490
Revvity, Inc.(a)	14,979	1,534,898
Thermo Fisher Scientific, Inc.	3,369	1,916,018
		5,925,417
Managed Care — 16.49%
Centene Corp.(a)(b)	23,653	1,728,088
Elevance Health, Inc.	3,925	2,074,676
Humana, Inc.(a)	3,917	1,183,287
Molina Healthcare, Inc.(a)(b)	5,191	1,775,841
UnitedHealth Group, Inc.	3,369	1,629,585
		8,391,477
Medical Devices — 4.30%
Medtronic PLC	12,661	1,015,919
Stryker Corp.(a)	3,479	1,170,683
		2,186,602
Medical Equipment — 3.64%
Intuitive Surgical, Inc.(b)	4,996	1,851,617

Specialty & Generic Pharmaceuticals — 1.83%
Jazz Pharmaceuticals PLC(b)	8,409	931,297

TOTAL COMMON STOCKS
(Cost $33,360,832)		50,555,748

32	Semi-Annual Report | April 30, 2024

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2024 (Unaudited)

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 19.73%
REPURCHASE AGREEMENTS — 0.63%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 5 00%, dated 4/30/2024 and maturing 5/1/2024, collateralized by U S Treasury Securities with rates ranging from 0 50% to 4 50% and maturity dates ranging from 3/15/2025 to 11/30/2029 with a par value of $341,649 and a collateral value of $324,348	317,988	$317,988

COLLATERAL FOR SECURITIES LOANED — 19.10%
Mount Vernon Liquid Assets Portfolio, LLC, 5 43%(c)	9,716,374	9,716,374

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,034,362)		10,034,362

TOTAL INVESTMENTS — 119.10%
(Cost $43,395,194)		60,590,110

Liabilities in Excess of Other Assets — (19.10)%		(9,717,374)

NET ASSETS — 100.00%		$50,872,736

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $9,435,651.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	33

Statements of Assets & Liabilities
April 30, 2024 (Unaudited)

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
ASSETS
Investment securities at value (cost $176,378,319, $68,528,355, $9,982,938, $22,598,592, $215,688,242, $41,456,817 and $43,395,194), including $11,844,791, $8,362,285, $2,229,926, $5,035,338, $20,870,997, $9,294,529 and $9,435,651 of securities on loan	$408,275,919	$139,412,146
Receivable for fund shares sold	3,313	610
Dividends and interest receivable	100,084	42,922
Tax reclaims receivable	430,733	40,236
Prepaid expenses	34,207	17,222
Total Assets	408,844,256	139,513,136

LIABILITIES
Payable for fund shares redeemed	224,464	18,836
Payable for collateral upon return of securities loaned	12,278,464	8,638,885
Investment advisory fees payable	243,108	80,566
Administration fees payable	13,372	4,847
Transfer agent fees payable	5,471	2,840
Trustee fees payable	17,734	6,034
Other accrued expenses	—	855
Total Liabilities	12,782,613	8,752,863
NET ASSETS	$396,061,643	$130,760,273

Net Assets consist of:
Paid-in capital (unlimited authorization – no par value)	$149,508,469	$49,756,356
Accumulated earnings	246,553,174	81,003,917
Net Assets	$396,061,643	$130,760,273

Total shares outstanding at end of period	2,845,316	1,605,217

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$139.20	$81.46

34	Semi-Annual Report | April 30, 2024

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund

$13,713,538	$27,369,398	$633,555,768	$65,265,218	$60,590,110
—	275	118,305	19,144	398
28	1,450	84,960	4,138	1,093
—	—	—	—	22,186
13,173	17,402	45,396	14,340	18,424
13,726,739	27,388,525	633,804,429	65,302,840	60,632,211

—	32,196	130,113	9,529	359

2,321,299	5,265,247	21,561,750	9,659,425	9,716,374
4,598	13,722	378,880	34,563	31,423
590	1,023	19,929	2,226	2,303
1,353	1,397	4,578	2,602	1,829
481	1,005	27,415	2,547	2,565
7,671	7,676	—	4,927	4,622
2,335,992	5,322,266	22,122,665	9,715,819	9,759,475
$11,390,747	$22,066,259	$611,681,764	$55,587,021	$50,872,736

$7,816,749	$18,903,533	$176,074,445	$28,336,459	$32,028,710
3,573,998	3,162,726	435,607,319	27,250,562	18,844,026
$11,390,747	$22,066,259	$611,681,764	$55,587,021	$50,872,736

651,530	1,353,512	14,250,942	7,814,786	2,483,426

$17.48	$16.30	$42.92	$7.11	$20.48

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	35

Statements of Operations
For the six months ended April 30, 2024 (Unaudited)

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
INVESTMENT INCOME
Dividends	$2,962,230	$730,256
Securities lending income	25,773	8,012
Interest	188,881	99,559
Foreign withholding tax	(85,582)	—
Total Investment Income	3,091,302	837,827

EXPENSES
Investment adviser	1,407,888	472,589
Administration	85,228	29,867
Sub transfer agent	51,945	20,968
Trustee	43,727	14,837
Transfer agent	33,770	17,226
Legal	29,443	9,964
Report printing	25,728	7,736
Registration	12,681	11,632
Custodian	10,807	3,158
Insurance	10,433	3,553
Audit	8,270	8,270
Pricing	171	180
Miscellaneous	28,010	15,027
Total Expenses	1,748,101	615,007
Less: Investment advisory fees waived	—	—
Net Expenses	1,748,101	615,007
Net Investment Income (Loss)	1,343,201	222,820

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	14,733,012	9,880,287
Net change in unrealized appreciation of investment securities	62,771,074	15,000,186
Net Realized and Unrealized Gain on Investments	77,504,086	24,880,473
Net Increase in Net Assets from Operations	$78,847,287	$25,103,293

36	Semi-Annual Report | April 30, 2024

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund

$89,477	$115,718	$2,685,770	$217,637	$307,646
1,884	4,334	17,900	8,512	7,463
6,208	47,169	179,849	33,986	13,988
—	(45)	(34,542)	(105)	(9,645)
97,569	167,176	2,848,977	260,030	319,452

41,065	85,756	2,183,934	208,508	194,275
3,896	6,619	131,023	14,035	13,331
680	1,770	129,194	8,023	5,019
1,270	2,725	67,477	6,640	6,186
8,324	8,585	27,737	15,920	11,086
844	1,796	45,569	4,408	4,154
154	939	36,366	3,852	2,543
11,987	11,495	14,741	12,272	12,006
777	1,087	11,541	1,987	1,815
294	654	15,812	1,612	1,501
7,962	7,962	8,270	8,270	8,270
208	262	210	267	232
7,435	7,921	27,249	12,945	9,562
84,896	137,571	2,699,123	298,739	269,980
(15,524)	—	—	—	—
69,372	137,571	2,699,123	298,739	269,980
28,197	29,605	149,854	(38,709)	49,472

(136,185)	765,989	17,454,117	3,695,887	2,094,542

1,977,422	1,448,928	116,629,768	6,363,031	2,227,788

1,841,237	2,214,917	134,083,885	10,058,918	4,322,330
$1,869,434	$2,244,522	$134,233,739	$10,020,209	$4,371,802

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	37

Statements of Changes in Net Assets

	White Oak Select
	Growth Fund
	For the
	Six Months
	Ended	For the
	April 30,	Year Ended
	2024	October 31,
	(Unaudited)	2023
INVESTMENT ACTIVITIES
Net investment income	$1,343,201	$2,558,587
Net realized gain (loss) on investment securities transactions	14,733,012	16,136,115
Net change in unrealized appreciation (depreciation) of investments securities	62,771,074	19,935,902
Net Increase (Decrease) in Net Assets Resulting from Operations	78,847,287	38,630,604

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(18,013,447)	(1,592,284)
Total Distributions	(18,013,447)	(1,592,284)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,279,090	2,981,617
Reinvestment of distributions	16,975,670	1,506,571
Amount paid for shares redeemed	(20,324,185)	(26,617,379)
Net Decrease in Net Assets Resulting from Capital Transactions	(1,069,425)	(22,129,191)

Total Increase (Decrease) in Net Assets	59,764,415	14,909,129

NET ASSETS
Beginning of period	336,297,228	321,388,099
End of period	$396,061,643	$336,297,228

SHARE TRANSACTIONS
Shares sold	17,158	26,228
Shares issued in reinvestment of distributions	131,523	14,193
Shares redeemed	(153,463)	(233,473)
Net Decrease in Shares Outstanding	(4,782)	(193,052)

38	Semi-Annual Report | April 30, 2024

Pin Oak		Rock Oak Core
Equity Fund		Growth Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
April 30,	Year Ended	April 30,	Year Ended
2024	October 31,	2024	October 31,
(Unaudited)	2023	(Unaudited)	2023

$222,820	$443,122	$28,197	$68,230

9,880,287	10,145,012	(136,185)	(9,333)

15,000,186	1,687,053	1,977,422	(89,637)

25,103,293	12,275,187	1,869,434	(30,740)

(9,647,828)	(175,955)	(78,194)	(99,611)
(9,647,828)	(175,955)	(78,194)	(99,611)

1,439,257	1,616,012	222,570	486,919
8,412,114	159,966	49,387	92,431
(10,269,839)	(23,458,547)	(323,980)	(937,660)

(418,468)	(21,682,569)	(52,023)	(358,310)

15,036,997	(9,583,337)	1,739,217	(488,661)

115,723,276	125,306,613	9,651,530	10,140,191
$130,760,273	$115,723,276	$11,390,747	$9,651,530

18,221	23,757	13,731	32,615
111,022	2,504	2,933	6,296
(130,311)	(340,537)	(19,228)	(62,912)
(1,068)	(314,276)	(2,564)	(24,001)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	39

Statements of Changes in Net Assets

	River Oak
	Discovery Fund
	For the
	Six Months
	Ended	For the
	April 30,	Year Ended
	2024	October 31,
	(Unaudited)	2023
INVESTMENT ACTIVITIES
Net investment income (loss)	$29,605	$(1,920)
Net realized gain (loss) on investment securities transactions	765,989	(1,332,633)
Net change in unrealized appreciation (depreciation) of investments securities	1,448,928	(544,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,244,522	(1,878,843)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	—	(46,104)
Total Distributions	—	(46,104)

CAPITAL TRANSACTIONS
Proceeds from shares sold	384,181	13,041,465
Reinvestment of distributions	—	44,276
Amount paid for shares redeemed	(1,619,751)	(11,989,796)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(1,235,570)	1,095,945

Total Increase (Decrease) in Net Assets	1,008,952	(829,002)

NET ASSETS
Beginning of period	21,057,307	21,886,309
End of period	$22,066,259	$21,057,307

SHARE TRANSACTIONS
Shares sold	23,037	786,162
Shares issued in reinvestment of distributions	—	2,797
Shares redeemed	(96,959)	(767,998)
Net Increase (Decrease) in Shares Outstanding	(73,922)	20,961

40	Semi-Annual Report | April 30, 2024

Red Oak Technology		Black Oak Emerging
Select Fund		Technology Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
April 30,	Year Ended	April 30,	Year Ended
2024	October 31,	2024	October 31,
(Unaudited)	2023	(Unaudited)	2023

$149,854	$969,266	$(38,709)	$(141,195)

17,454,117	24,490,943	3,695,887	2,183,969

116,629,768	85,634,993	6,363,031	(3,639,141)

134,233,739	111,095,202	10,020,209	(1,596,367)

(23,542,289)	(21,171,474)	(2,103,329)	(953,768)
(23,542,289)	(21,171,474)	(2,103,329)	(953,768)

20,504,016	20,759,781	1,123,005	5,045,674
22,076,791	20,289,665	1,596,715	915,807
(45,477,335)	(69,008,685)	(3,699,259)	(7,202,709)

(2,896,528)	(27,959,239)	(979,539)	(1,241,228)
107,794,922	61,964,489	6,937,341	(3,791,363)

503,886,842	441,922,353	48,649,680	52,441,043
$611,681,764	$503,886,842	$55,587,021	$48,649,680

495,719	625,674	161,240	736,891
558,200	738,074	221,458	147,236
(1,109,772)	(2,157,078)	(528,406)	(1,060,917)
(55,853)	(793,330)	(145,708)	(176,790)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	41

Statements of Changes in Net Assets

	Live Oak
	Health Sciences Fund
	For the
	Six Months
	Ended	For the
	April 30,	Year Ended
	2024	October 31,
	(Unaudited)	2023
INVESTMENT ACTIVITIES
Net investment income	$49,472	$193,315
Net realized gain on investment securities transactions	2,094,542	3,455,317
Net change in unrealized appreciation (depreciation) of investments securities	2,227,788	(6,847,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,371,802	(3,198,728)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(3,139,991)	(317,867)
Total Distributions	(3,139,991)	(317,867)

CAPITAL TRANSACTIONS
Proceeds from shares sold	469,904	2,014,031
Reinvestment of distributions	2,742,845	302,522
Amount paid for shares redeemed	(3,711,620)	(5,999,904)
Net Decrease in Net Assets Resulting from Capital Transactions	(498,871)	(3,683,351)

Total Increase (Decrease) in Net Assets	732,940	(7,199,946)

NET ASSETS
Beginning of period	50,139,796	57,339,742
End of period	$50,872,736	$50,139,796

SHARE TRANSACTIONS
Shares sold	22,349	96,239
Shares issued in reinvestment of distributions	133,863	13,986
Shares redeemed	(177,402)	(289,409)
Net Decrease in Shares Outstanding	(21,190)	(179,184)

42	Semi-Annual Report | April 30, 2024

Financial Highlights
For a share outstanding throughout each period

	Net Asset	Net	Realized and		Dividends
	Value	Investment	Unrealized		from Net
	Beginning of	Income	Gain (Loss)	Total from	Investment
	Period	(Loss)(a)	in Securities	Operations	Income
White Oak Select Growth Fund
For the six months ended April 30, 2024 (Unaudited)	$117.99	0.47	27.17	27.64	(0.86)
For the year ended October 31, 2023	$105.61	0.87	12.04	12.91	(0.53)
For the year ended October 31, 2022	$145.00	0.52	(32.42)	(31.90)	(0.41)
For the year ended October 31, 2021	$107.21	0.35	40.49	40.84	(0.74)
For the year ended October 31, 2020	$97.79	0.74	10.53	11.27	(0.97)
For the year ended October 31, 2019	$89.55	0.94	8.47	9.41	(0.54)
Pin Oak Equity Fund
For the six months ended April 30, 2024 (Unaudited)	$72.04	0.14	15.49	15.63	(0.30)
For the year ended October 31, 2023	$65.24	0.25	6.64	6.89	(0.09)
For the year ended October 31, 2022	$96.35	0.11	(21.82)	(21.71)	(0.08)
For the year ended October 31, 2021	$70.93	0.01	29.02	29.03	(0.60)
For the year ended October 31, 2020	$72.63	0.62	0.08 (e)	0.70	(0.91)
For the year ended October 31, 2019	$66.18	0.81	7.41	8.22	(0.62)
Rock Oak Core Growth Fund
For the six months ended April 30, 2024 (Unaudited)	$14.76	0.04	2.80	2.84	(0.12)
For the year ended October 31, 2023	$14.95	0.10	(0.14)	(0.04)	(0.05)
For the year ended October 31, 2022	$18.68	0.02	(2.97)	(2.95)	—
For the year ended October 31, 2021	$16.80	(0.03)	4.75	4.72	(0.03)
For the year ended October 31, 2020	$16.70	0.03	0.63	0.66	(0.07)
For the year ended October 31, 2019	$17.02	0.05	(0.28)	(0.23)	—	(f)
River Oak Discovery Fund
For the six months ended April 30, 2024 (Unaudited)	$14.75	0.02	1.53	1.55	—
For the year ended October 31, 2023	$15.56	— (f)	(0.79)	(0.79)	(0.02	) (g)
For the year ended October 31, 2022	$21.29	0.02	(2.61)	(2.59)	—
For the year ended October 31, 2021	$15.14	(0.09)	8.78	8.69	—
For the year ended October 31, 2020	$14.58	(0.04)	1.19	1.15	—
For the year ended October 31, 2019	$15.88	0.02	0.85	0.87	—

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

44	Semi-Annual Report | April 30, 2024

								Ratio of Net		Ratio of
								Investment		Expenses
	Total	Net Asset			Net Assets,	Ratio of Net		Income		to Average
Distributions	Dividends	Value,			End of	Expenses to		(Loss) to		Net Assets		Portfolio
from Capital	and	End of	Total		Period	Average		Average		(Excluding		Turnover
Gains	Distributions	Period	Return(b)		(000)	Net Assets		Net Assets		Waivers)		Rate
(5.57)	(6.43)	$139.20	23.86	% (c)	$396,062	0.92	% (d)	0.71	% (d)	0.92	% (d)	0	% (c)
—	(0.53)	$117.99	12.28%		$336,297	0.93%		0.76%		0.93%		3%
(7.08)	(7.49)	$105.61	(23.43)%		$321,388	0.91%		0.42%		0.91%		10%
(2.31)	(3.05)	$145.00	38.74%		$459,548	0.89%		0.27%		0.89%		5%
(0.88)	(1.85)	$107.21	11.60%		$349,983	0.93%		0.73%		0.93%		13%
(0.63)	(1.17)	$97.79	10.66%		$356,006	0.95%		1.00%		0.95%		10%

(5.91)	(6.21)	$81.46	22.34	% (c)	$130,760	0.96	% (d)	0.35	% (d)	0.96	% (d)	0	% (c)
—	(0.09)	$72.04	10.59%		$115,723	0.98%		0.37%		0.98%		6%
(9.32)	(9.40)	$65.24	(24.95)%		$125,307	0.95%		0.15%		0.95%		15%
(3.01)	(3.61)	$96.35	42.09%		$201,444	0.91%		0.01%		0.91%		6%
(1.49)	(2.40)	$70.93	0.79%		$163,074	0.95%		0.89%		0.95%		15%
(1.15)	(1.77)	$72.63	12.83%		$235,141	0.96%		1.19%		0.96%		10%

—	(0.12)	$17.48	19.27	% (c)	$11,391	1.25	% (d)	0.51	% (d)	1.53	% (d)	3	% (c)
(0.10)	(0.15)	$14.76	(0.29)%		$9,652	1.25%		0.67%		1.60%		12%
(0.78)	(0.78)	$14.95	(16.52)%		$10,140	1.25%		0.12%		1.50%		21%
(2.81)	(2.84)	$18.68	29.72%		$12,632	1.25%		(0.15)%		1.40%		14%
(0.49)	(0.56)	$16.80	3.78%		$10,078	1.25%		0.20%		1.57%		52%
(0.09)	(0.09)	$16.70	(1.34)%		$11,899	1.25%		0.29%		1.38%		16%

—	—	$16.30	10.51	% (c)	$22,066	1.19	% (d)	0.26	% (d)	1.19	% (d)	7	% (c)
—	(0.02)	$14.75	(5.06)%		$21,057	1.16%		(0.01)%		1.16%		42%
(3.14)	(3.14)	$15.56	(14.59)%		$21,886	1.21%		0.09%		1.21%		28%
(2.54)	(2.54)	$21.29	60.96%		$23,705	1.22%		(0.44)%		1.23%		29%
(0.59)	(0.59)	$15.14	7.79%		$14,501	1.35%		(0.27)%		1.56%		48%
(2.17)	(2.17)	$14.58	6.99%		$12,518	1.35%		0.12%		1.60%		15%

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Less than $0.005 per share.

(g)	Includes return of capital of $0.01.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights
For a share outstanding throughout each period

	Net Asset	Net	Realized and			Dividends
	Value	Investment	Unrealized			from Net
	Beginning of	Income	Gain (Loss)		Total from	Investment
	Period	(Loss)(a)	in Securities		Operations	Income
Red Oak Technology Select Fund
For the six months ended April 30, 2024 (Unaudited)	$35.22	0.01	9.36		9.37	(0.07)
For the year ended October 31, 2023	$29.27	0.07	7.30		7.37	(0.02)
For the year ended October 31, 2022	$44.46	0.18	(10.79)		(10.61)	(0.32)
For the year ended October 31, 2021	$33.97	0.02	12.17		12.19	(0.12)
For the year ended October 31, 2020	$29.95	0.13	4.72		4.85	(0.17)
For the year ended October 31, 2019	$26.90	0.27	4.03		4.30	(0.22)
Black Oak Emerging Technology Fund
For the six months ended April 30, 2024 (Unaudited)	$6.11	— (e)	1.27		1.27	—
For the year ended October 31, 2023	$6.44	(0.02)	(0.19)		(0.21)	—
For the year ended October 31, 2022	$9.43	(0.03)	(1.96)		(1.99)	—
For the year ended October 31, 2021	$6.47	(0.05)	3.50		3.45	—
For the year ended October 31, 2020	$5.27	(0.02)	1.53		1.51	—
For the year ended October 31, 2019	$5.30	— (e)	0.48		0.48	—
Live Oak Health Sciences Fund
For the six months ended April 30, 2024 (Unaudited)	$20.02	0.02	1.73		1.75	(0.14)
For the year ended October 31, 2023	$21.37	0.07	(1.30)		(1.23)	(0.07)
For the year ended October 31, 2022	$22.00	0.06	0.78		0.84	(0.04)
For the year ended October 31, 2021	$18.10	0.03	5.22		5.25	(0.15)
For the year ended October 31, 2020	$18.14	0.15	(0.03	) (f)	0.12	(0.16)
For the year ended October 31, 2019	$20.21	0.15	0.26		0.41	(0.13)

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

46	Semi-Annual Report | April 30, 2024

								Ratio of Net		Ratio of
								Investment		Expenses
	Total	Net Asset			Net Assets,	Ratio of Net		Income		to Average
Distributions	Dividends	Value,			End of	Expenses to		(Loss) to		Net Assets		Portfolio
from Capital	and	End of	Total		Period	Average		Average		(Excluding		Turnover
Gains	Distributions	Period	Return(b)		(000)	Net Assets		Net Assets		Waivers)		Rate
(1.60)	(1.67)	$42.92	27.01	% (c)	$611,682	0.91	% (d)	0.05	% (d)	0.91	% (d)	0	% (c)
(1.40)	(1.42)	$35.22	26.55%		$503,887	0.94%		0.20%		0.94%		0%
(4.26)	(4.58)	$29.27	(27.15)%		$441,922	0.92%		0.49%		0.92%		13%
(1.58)	(1.70)	$44.46	36.78%		$687,919	0.90%		0.05%		0.90%		6%
(0.66)	(0.83)	$33.97	16.44%		$576,473	0.94%		0.40%		0.94%		4%
(1.03)	(1.25)	$29.95	16.92%		$636,959	0.95%		0.94%		0.95%		10%

(0.27)	(0.27)	$7.11	20.72	% (c)	$55,587	1.06	% (d)	(0.14	)% (d)	1.06	% (d)	6	% (c)
(0.12)	(0.12)	$6.11	(3.34)%		$48,650	1.07%		(0.26)%		1.07%		17%
(1.00)	(1.00)	$6.44	(24.06)%		$52,441	1.03%		(0.39)%		1.03%		25%
(0.49)	(0.49)	$9.43	54.92%		$69,094	1.01%		(0.61)%		1.01%		14%
(0.31)	(0.31)	$6.47	29.48%		$45,544	1.12%		(0.35)%		1.12%		22%
(0.51)	(0.51)	$5.27	10.36%		$36,240	1.18%		(0.01)%		1.18%		25%

(1.15)	(1.29)	$20.48	8.75	% (c)	$50,873	1.03	% (d)	0.19	% (d)	1.03	% (d)	8	% (c)
(0.05)	(0.12)	$20.02	(5.80)%		$50,140	1.02%		0.36%		1.02%		47%
(1.43)	(1.47)	$21.37	3.95%		$57,340	1.02%		0.30%		1.02%		47%
(1.20)	(1.35)	$22.00	30.23%		$55,188	1.00%		0.17%		1.00%		17%
—	(0.16)	$18.10	0.62%		$44,889	1.03%		0.81%		1.03%		33%
(2.35)	(2.48)	$18.14	2.40%		$51,579	1.05%		0.87%		1.05%		23%

(e)	Less than $0.005 per share.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements
As of April 30, 2024 (Unaudited)

1.	ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as the “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the Nasdaq national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

48	Semi-Annual Report | April 30, 2024

Notes to Financial Statements
As of April 30, 2024 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in good faith by the Funds’ adviser, Oak Associates, ltd. (“Oak” or the “Adviser”) as “valuation designee” under the oversight of the Funds’ Board of Trustees (the “Board”). The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes (a portion of which may be reclaimable) on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

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Notes to Financial Statements
As of April 30, 2024 (Unaudited)

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Alternatively, at each Fund’s discretion, cash collateral may be invested in the First American Government Obligations Fund, a series of First American Funds, Inc. (“First American”). Each of First American and Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

50	Semi-Annual Report | April 30, 2024

Notes to Financial Statements
As of April 30, 2024 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of April 30, 2024:

	Market Value of	Cash Collateral
Fund	Securities on Loan	Received
White Oak Select Growth Fund	$11,844,791	$12,278,464
Pin Oak Equity Fund	8,362,285	8,638,885
Rock Oak Core Growth Fund	2,229,926	2,321,299
River Oak Discovery Fund	5,035,338	5,265,247
Red Oak Technology Select Fund	20,870,997	21,561,750
Black Oak Emerging Technology Fund	9,294,529	9,659,425
Live Oak Health Sciences Fund	9,435,651	9,716,374

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3.	FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

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Notes to Financial Statements
As of April 30, 2024 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$388,189,933	$—	$—	$388,189,933
Short-Term Investments
Repurchase Agreements	—	7,807,522	—	7,807,522
Collateral for Securities Loaned*	—	—	—	12,278,464
Total	$388,189,933	$7,807,522	$—	$408,275,919

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$126,387,367	$—	$—	$126,387,367
Short-Term Investments
Repurchase Agreements	—	4,385,894	—	4,385,894
Collateral for Securities Loaned*	—	—	—	8,638,885
Total	$126,387,367	$4,385,894	$—	$139,412,146

52	Semi-Annual Report | April 30, 2024

Notes to Financial Statements
As of April 30, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$11,193,501	$—	$—	$11,193,501
Short-Term Investments
Repurchase Agreements	—	198,738	—	198,738
Collateral for Securities Loaned*	—	—	—	2,321,299
Total	$11,193,501	$198,738	$—	$13,713,538

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$21,693,716	$—	$—	$21,693,716
Short-Term Investments
Repurchase Agreements	—	410,435	—	410,435
Collateral for Securities Loaned*	—	—	—	5,265,247
Total	$21,693,716	$410,435	$—	$27,369,398

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$606,633,607	$—	$—	$606,633,607
Short-Term Investments
Repurchase Agreements	—	5,360,411	—	5,360,411
Collateral for Securities Loaned*	—	—	—	21,561,750
Total	$606,633,607	$5,360,411	$—	$633,555,768

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$54,416,237	$—	$—	$54,416,237
Short-Term Investments
Repurchase Agreements	—	1,189,556	—	1,189,556
Collateral for Securities Loaned*	—	—	—	9,659,425
Total	$54,416,237	$1,189,556	$—	$65,265,218

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Notes to Financial Statements
As of April 30, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$50,555,748	$—	$—	$50,555,748
Short-Term Investments
Repurchase Agreements	—	317,988	—	317,988
Collateral for Securities Loaned*	—	—	—	9,716,374
Total	$50,555,748	$317,988	$—	$60,590,110

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4.	FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has contractually agreed through February 28, 2025 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses to not more than 1.25% of the average daily net assets of White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund and 1.35% of the average daily net assets of Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2024:

Advisory Fees as a Percentage of Average Net Assets
			Net
Fund	Annual Rate	Fee Waiver	Annual Rate
White Oak Select Growth Fund	0.74%	—	0.74%
Pin Oak Equity Fund	0.74%	—	0.74%
Rock Oak Core Growth Fund	0.74%	(0.28)%	0.46%
River Oak Discovery Fund	0.74%	—	0.74%
Red Oak Technology Select Fund	0.74%	—	0.74%
Black Oak Emerging Technology Fund	0.74%	—	0.74%
Live Oak Health Sciences Fund	0.74%	—	0.74%

54	Semi-Annual Report | April 30, 2024

Notes to Financial Statements
As of April 30, 2024 (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2024 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$—	$17,048,877
Pin Oak Equity Fund	—	12,326,572
Rock Oak Core Growth Fund	281,977	469,760
River Oak Discovery Fund	1,679,730	2,730,529
Red Oak Technology Select Fund	—	19,173,291
Black Oak Emerging Technology Fund	3,553,489	7,349,717
Live Oak Health Sciences Fund	4,088,841	5,988,387

6.	FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, utilization of earnings and profits distributed to shareholders on redemptions of shares, non-deductible expenses from partnerships, return of capital, and certain other investments.

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Notes to Financial Statements
As of April 30, 2024 (Unaudited)

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2023 was as follows:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gain	Capital	Total
White Oak Select Growth Fund	$1,592,284	$—	$—	$1,592,284
Pin Oak Equity Fund	145,920	30,035	—	175,955
Rock Oak Core Growth Fund	34,020	65,591	—	99,611
River Oak Discovery Fund	18,846	—	27,258	46,104
Red Oak Technology Select Fund	47,730	21,123,744	—	21,171,474
Black Oak Emerging Technology Fund	—	953,768	—	953,768
Live Oak Health Sciences Fund	31,043	286,824	—	317,867

As of October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed			Cumulative
	Net			Effect of
	Investment	Accumulated	Unrealized	Timing
Fund	Income	Capital Gain	Appreciation	Differences	Total
White Oak Select Growth Fund	$1,905,678	$15,598,407	$168,215,249	$—	$185,719,334
Pin Oak Equity Fund	—	9,179,997	56,368,455	—	65,548,452
Rock Oak Core Growth Fund	—	—	1,853,402	(70,644)	1,782,758
River Oak Discovery Fund	—	—	3,732,932	(2,814,728)	918,204
Red Oak Technology Select Fund	—	22,509,853	302,406,016	—	324,915,869
Black Oak Emerging Technology Fund	—	2,103,180	17,922,859	(692,357)	19,333,682
Live Oak Health Sciences Fund	—	2,788,156	14,832,638	(8,579)	17,612,215

As of October 31, 2023, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

56	Semi-Annual Report | April 30, 2024

Notes to Financial Statements
As of April 30, 2024 (Unaudited)

Rock Oak Core Growth Fund, River Oak Discovery Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund elected to defer to the fiscal year ending October 31, 2024, late year ordinary losses in the amount of $61,311, $375,181, $692,357 and $8,579, respectively.

As of October 31, 2023, Rock Oak Core Growth Fund had long-term capital loss carryforwards available to offset future gains of $9,333 and River Oak Discovery Fund had short-term and long-term capital loss carryforwards available to offset future gains of $1,506,300 and $933,247, respectively. Capital loss carryforwards are not subject to expiration.

At April 30, 2024, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal	Gross	Gross	Net
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
White Oak Select Growth Fund	$177,289,595	$233,651,575	$(2,665,251)	$230,986,324
Pin Oak Equity Fund	68,043,505	72,666,691	(1,298,049)	71,368,642
Rock Oak Core Growth Fund	9,882,714	4,144,553	(313,729)	3,830,824
River Oak Discovery Fund	22,187,537	6,282,208	(1,100,347)	5,181,861
Red Oak Technology Select Fund	214,519,984	419,267,936	(232,151)	419,035,785
Black Oak Emerging Technology Fund	40,979,328	24,449,460	(163,569)	24,285,891
Live Oak Health Sciences Fund	43,529,684	18,330,588	(1,270,162)	17,060,426

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Notes to Financial Statements
As of April 30, 2024 (Unaudited)

7.	CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

As of April 30, 2024, Live Oak Health Sciences Fund invested greater than 25% of its net assets in securities in the Health Care sector. As of April 30, 2024, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund and Black Oak Emerging Technology Fund invested greater than 25% of their net assets in securities in the Technology sector. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2024, the Vanita B. Oelschlager Trust owned 32.55% of Rock Oak Core Growth Fund and the James D. Oelschlager Trust owned 38.18% of River Oak Discovery Fund.

8.	TRUSTEE AND OFFICERS FEES:

As of April 1, 2024, there were six Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $60,000 per year. The chairperson of the Audit Committee receives an additional retainer of $750 per calendar quarter, the Chairperson of the Nominating Committee receives an additional retainer of $750 per calendar quarter, and the Lead Independent Trustee receives an additional retainer of $4,000 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9.	INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

58	Semi-Annual Report | April 30, 2024

Notes to Financial Statements
As of April 30, 2024 (Unaudited)

10.	SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2024, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have a material impact to the Funds’ financial statements.

11.	LIQUIDITY RISK MANAGEMENT PROGRAM:

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the adequacy and effectiveness of the Program’s operations since its inception (the “Review Period”) and was presented to the Board of Trustees for consideration at its meeting held on May 8, 2024. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Program has been effectively implemented.

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Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2024 (Unaudited)

The advisory agreement between Oak Associates Funds (the “Trust”) and Oak Associates ltd. (the “Adviser”) on behalf of each series of the Trust (each, a “Fund”) (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 15-16, 2024 (the “Meeting”), the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 28, 2024.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held on February 15-16, 2024, the Independent Trustees held a special meeting on January 29, 2024 via videoconference to discuss the Adviser Materials. Following the January 29, 2024 special meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees at the February 15-16, 2024 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 15-16, 2024 in-person Board meeting and received counsel from their independent legal counsel.

As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Board considered presentations by Trust officers and representatives of the Adviser. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board noted the low turnover rates of the Adviser’s key personnel, the overall stability of the Adviser’s organization, and the experience, capability and integrity of its senior management. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board reviewed information regarding various services provided by the Adviser to the Funds, including the personnel performing such services. The Board also considered non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board particularly noted that the services of the Trust’s

60	Semi-Annual Report | April, 30 2024

Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2024 (Unaudited)

Chief Compliance Officer are provided to the Funds at no additional cost to the Funds. The Board also noted that Adviser employees serving as Trust officers oversee and manage the other Fund service providers. Based on their review, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees considered comparative performance information in the Adviser Materials from a third-party data aggregator for each Fund as compared to a peer group and peer universe selected by an independent third party, FUSE Research Network LLC (“FUSE”) for the one-year, three-year, five-year, ten-year and since inception periods ended October 31, 2023. The Trustees also considered each Fund’s performance compared to its benchmark for such periods. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak”), River Oak Discovery Fund (“River Oak”), Pin Oak Equity Fund (“Pin Oak”) and Red Oak Technology Select Fund (“Red Oak”), and in the case of the Live Oak Health Sciences Fund (“Live Oak”), to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees noted that neither Rock Oak Core Growth Fund (“Rock Oak”) nor Black Oak Emerging Technology Fund (“Black Oak”) has a comparable separate account or similarly managed fund.

The Trustees reviewed the Adviser’s commentary and FUSE information regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark.

White Oak Select Growth Fund. The Trustees noted that the White Oak shares outperformed the FUSE Peer Group Median for the one-year period ended October 31, 2023, underperformed for the three-year and five-year periods ended October 31, 2023, and performed in line for the ten-year and since inception periods ended October 31, 2023. The Trustees further noted that the White Oak shares outperformed the S&P 500 Total Return USD Index for the one-year period ended October 31, 2023, and underperformed for the three-year, five-year, ten-year and since inception periods ended October 31, 2023.

Pin Oak Equity Fund. The Trustees noted that the Pin Oak shares outperformed the FUSE Peer Group Median for the one-year period ended October 31, 2023, and underperformed for the three-year, five-year, ten-year and since inception periods ended October 31, 2023. The Trustees further noted that the Pin Oak shares outperformed the Morningstar U.S. Market Total Return USD Index for the one-year period ended October 31, 2023, and underperformed for the three-year, five-year, ten-year and since inception periods ended October 31, 2023.

Rock Oak Core Growth Fund. The Trustees noted that the Rock Oak shares outperformed the FUSE Peer Group Median for the ten-year period ended October 31, 2023, and underperformed for the one-year, three-year, five-year and since inception periods ended October 31, 2023. The Trustees further noted that the Rock Oak shares outperformed the Morningstar U.S. Mid Cap Total Return USD Index for the one-year period ended October 31, 2023, and underperformed for the three-year, five-year, ten-year and since inception periods ended October 31, 2023.

River Oak Discovery Fund. The Trustees noted that the River Oak shares outperformed the FUSE Peer Group Median for the three-year, five-year, ten-year and since inception periods ended October 31, 2023, and performed in line for the one-year period ended October 31, 2023. The Trustees further noted that the River Oak shares outperformed the Morningstar

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Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2024 (Unaudited)

U.S. Small Cap Total Return USD Index for the three-year, five-year and ten-year periods ended October 31, 2023, and underperformed for the one-year and since inception periods ended October 31, 2023.

Red Oak Technology Select Fund. The Trustees noted that the Red Oak shares outperformed the FUSE Peer Group Median for the one-year, three-year and ten-year periods ended October 31, 2023, underperformed for the since inception period ended October 31, 2023, and performed in line for the five-year period ended October 31, 2023. The Trustees further noted that the Red Oak shares outperformed the S&P 500 Equal Weight Information Technology Total Return USD Index for the one-year period ended October 31, 2023, and underperformed for the three-year, five-year, ten-year and since inception period ended October 31, 2023.

Black Oak Emerging Technology Fund. The Trustees noted that the Black Oak shares outperformed the FUSE Peer Group Median for the three-year, five-year and ten-year periods ended October 31, 2023, and underperformed for the one-year and since inception periods ended October 31, 2023. The Trustees further noted that the Black Oak shares underperformed the S&P 500 Equal Weight Information Technology Total Return USD Index for the one-year, three-year, five-year, ten-year and since inception periods ended October 31, 2023.

Live Oak Health Sciences Fund. The Trustees noted that the Live Oak shares outperformed the FUSE Peer Group Median for the three-year period ended October 31, 2023, underperformed for the one-year, five-year and ten-year periods ended October 31, 2023, and performed in line for the since inception period ended October 31, 2023. The Trustees further noted that the Live Oak shares underperformed the S&P 500 Health Care Select Sector Total Return USD Index for the one-year, three-year, five-year, ten-year and since inception periods ended October 31, 2023.

In the case of each Fund with performance that lagged its respective FUSE Peer Group Median or benchmark for certain periods, the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, that contributed to such underperformance were consistent with each Fund’s respective investment objective and strategies and with the Adviser’s approach to managing portfolios and (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of such Fund’s respective FUSE Peer Group Median or benchmark. The Independent Trustees concluded that the Adviser had adequately explained the factors contributing to each Fund’s performance over such periods.

The Trustees considered the advisory fees paid to the Adviser by each Fund, the total expense ratios of each Fund, and the Adviser’s contractual commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s FUSE Peer Groups. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such separate accounts. The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to the Funds:

62	Semi-Annual Report | April 30, 2024

Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2024 (Unaudited)

White Oak Select Growth Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the White Oak shares were higher than and in line with the median of the contractual advisory fee and net total expense ratio for those funds in White Oak’s FUSE Peer Group, respectively.

Pin Oak Equity Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pin Oak shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Pin Oak’s FUSE Peer Group.

Rock Oak Core Growth Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Rock Oak shares were lower and higher than the median of the contractual advisory fee and net total expense ratio for those funds in Rock Oak’s FUSE Peer Group, respectively.

River Oak Discovery Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the River Oak shares were lower and higher than the median of the contractual advisory fee and net total expense ratio for those funds in River Oak’s FUSE Peer Group, respectively.

Red Oak Technology Select Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Red Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Red Oak’s FUSE Peer Group.

Black Oak Emerging Technology Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Black Oak shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in Black Oak’s FUSE Peer Group.

Live Oak Health Sciences Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Live Oak shares were lower and higher than the median of the contractual advisory fee and net total expense ratio for those funds in Live Oak’s FUSE Peer Group, respectively.

The Trustees noted that The Adviser waived a portion of its advisory fee with respect to Rock Oak during the period ended October 31, 2023 in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee as set forth in the Advisory Agreement, giving effect to the stated caps, was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund was reasonable in comparison to the median expense ratio of funds in each Fund’s respective FUSE Peer Group, and in light of various factors, such as Fund asset size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage

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Board Considerations in Approving the Renewal of the Advisory Agreement
As of April 30, 2024 (Unaudited)

commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. In light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, the Trustees determined that such economies of scale were either not present or the current fee structure adequately shares any such economies with Fund shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

64	Semi-Annual Report | April 30, 2024

Shareholder Meeting Results
(Unaudited)

On January 18, 2024, a Special Meeting of Shareholders (the “Meeting”) of the Funds was held for the purpose of voting on one proposal: 1. To vote to elect five individuals to the Board of Trustees of the Trust; Susan F. Akers, David J. Gruber, Jennifer E. Hoopes, Michael R. Shade, and Robert D. Stimpson. All Funds voted together. Messrs. Shade and Gruber and Ms. Akers were current Trustees at the time of the Meeting. Mr. Shade had previously been elected by shareholders and was nominated for re-election. Mr. Gruber and Ms. Akers had each previously been appointed to fill a vacancy on the Board and were nominated for election by shareholders. Additionally, Ms. Hoopes and Mr. R. Stimpson were nominated for election by shareholders. The following reflects the votes at the Meeting:

Trustee Nominee	Shares Voted For	Shares Withheld
Susan F. Akers	16,017,145	424,126
David J. Gruber	16,019,076	422,196
Jennifer E. Hoopes	16,016,073	425,200
Michael R. Shade	15,988,771	452,501
Robert D. Stimpson	16,037,039	404,233

Mr. James D. Oelschlager and Ms. Pauline F. Ramig retired from the Board of Trustees immediately following the conclusion of the Special Meeting. Mr. Oelschlager subsequently assumed the role of a Trustee Emeritus and remains as Co-Chief Investment Officer of Oak Associates, ltd., investment adviser to the Trust. The election result maintains the Board’s composition of four independent trustees and one interested trustee, which is Mr. R. Stimpson.

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Oak Associates Funds

Privacy Policy

Oak Associates Funds recognizes and respects the privacy concerns of our shareholders. The Funds collect nonpublic personal information about you in the course of doing business and providing you with individualized service. “Nonpublic personal information” is personally identifiable financial information about you. We do not sell your personal information to anyone and we do not disclose it to anyone except as permitted or required by law or as described in this policy.

INFORMATION WE COLLECT

●	Information we receive from you on applications and other forms (such as your name, birth date, address and social security number);

●	Information about the transactions in your accounts;

●	Information about any bank account you use for transfers between your bank account and your Oak Associates accounts; and

●	Information we receive about you as a result of your inquiries by mail, email and telephone

INFORMATION WE SHARE

Oak Associates Funds only discloses your nonpublic personal information as required or permitted by law. The Funds may disclose this information:

●	So that we may complete transactions you authorize or request; and

●	So that we may provide you with information about Oak Associates Funds products and services; we may disclose information to companies that provide services to us, such as transfer agents or printers and mailers that prepare and distribute materials to you.

INFORMATION SECURITY

Within Oak Associates Funds, access to your information is restricted to the individuals who need to know the information to service your account. Each Fund conducts its business through its trustees, officers and third party service providers, pursuant to agreements with the Fund. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your information. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with nonaffiliated third parties by that entity.

TO PROTECT YOUR PRIVACY

We recommend that you do not provide your account information or Oak Associates Funds user name or password to anyone. If you become aware of any suspicious activity relating to your account, please contact us immediately at 1-888-462-5386.

QUESTIONS

Should you have any questions regarding the Funds’ Privacy Policy, please call
1-888-462-5386

OAK ASSOCIATES FUNDS

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Oak Funds-SAR-24

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly

Charles A. Kiraly, Principal Executive Officer

Date	6/28/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly

Charles A. Kiraly, Principal Executive Officer

Date	6/28/24

By (Signature and Title)	/s/ Zachary P. Richmond

Zachary P. Richmond, Principal Financial Officer

Date	6/28/24